Options (Tables)	3 Months Ended
Feb. 29, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation, stock options, activity
		February 29, 2020			February 28, 2019
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	2,353,829	8.35	4.30	555,651	37.70	16.69
Forfeiture	(5,200)	0.78	0.40	(2,000)	14.93	8.19
Cancelled	(122,653)	0.35	0.22	-	-	-
Balance at
end of period	2,225,976	8.80	4.54	553,651	37.54	16.73

Options exercisable end of period	1,114,655	17.23	8.80	543,952	38.01	16.92

Schedule of employee service share-based compensation, allocation of recognized period costs
	For the three months ended
	February 28, 2020	February 28, 2019
	$	$

Research and development	43,428	3,501
Selling, general and administrative	10,321	(1,227)
	53,749	2,274